DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)																						3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($)	Oct. 12, 2024 USD ($)	Oct. 09, 2024 USD ($) item $ / shares	Mar. 12, 2024 USD ($)	Feb. 17, 2024 USD ($)	Jan. 19, 2024 USD ($) item	Jan. 12, 2024 USD ($)	Dec. 12, 2023 USD ($) $ / shares shares	Dec. 11, 2023 item	Nov. 13, 2023 USD ($)	Oct. 13, 2023 USD ($)	Oct. 12, 2023 USD ($)	Sep. 12, 2023 USD ($)	Sep. 08, 2023 USD ($) $ / shares	Aug. 11, 2023 USD ($)	Jul. 12, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 12, 2023 USD ($)	May 09, 2023 USD ($) shares	Apr. 13, 2023 USD ($)	Oct. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) D $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) D $ / shares shares	Sep. 20, 2024 USD ($)	Dec. 31, 2022 $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares																							$ 10.05		$ 10.05
Price of warrant | $ / shares																							$ 1.00
Transaction costs																							$ 30,639,304		$ 30,639,304
Underwriting fees																							4,000,000		4,000,000
Deferred underwriting fee payable																							12,100,000		12,100,000
Other offering costs																							685,615		685,615
Excess of fair value																							$ 13,853,689		$ 13,853,689
Obligation to redeem public shares if entity does not complete a business combination (as a percent)																							100.00%		100.00%
Redemption limit percentage without prior consent																							15		15
Redemption period upon closure																							10 days		10 days
Maximum allowed dissolution expenses																							$ 100,000		$ 100,000
Condition for future business combination threshold net tangible assets																							$ 5,000,001		$ 5,000,001
Founder shares conversion ratio																							1		1
Aggregate redemption amount																									$ (208,978,864)
Balance in trust account																							$ 48,000,000		48,000,000
Advance from sponsor																							1,658,500	$ 1,354,768	1,889,768
Cash deposited in trust account																							$ 450,000	$ 960,000	$ 1,330,000
Initial public offering price per unit | $ / shares																							$ 10.00		$ 10.00
Maximum number of times that the period to consummate the business combination can be extended by the company. | item									10
Minimum percentage of votes required to approval of extension amendment								66.667%
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares																					23,000,000
Purchase price, per unit | $ / shares																					$ 10.00
Proceeds from issuance initial public offering																					$ 230,000,000
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Investment of cash into trust account																					$ 231,150,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares																					7,150,000
Price of warrant | $ / shares																					$ 1.00
Proceeds from sale of private placement warrants																					$ 7,150,000
Gross proceeds from issuance of warrants																					$ 7,150,000
Over Allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares																					3,000,000		3,000,000
Purchase price, per unit | $ / shares																					$ 10.00
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum amount agreed to be deposited in trust account by sponsor if the extension proposal was approved																							$ 160,000		$ 160,000
Share price per public share considered for amount agreed to be deposited in trust account by sponsor if the extension proposal was approved | $ / shares																							$ 0.04		$ 0.04
Number of business days following the public announcement of the extension, during which the amount is agreed to be deposited by sponsor in trust account | D																							1		1
Maximum contribution to company or trust								$ 50,000														$ 50,000
Maximum payment per share | $ / shares								$ 0.025
Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Temporary Equity, Redemption Price Per Share | $ / shares			$ 11.58
Aggregate redemption amount			$ 14,300,000
Maximum number of times that the period to consummate the business combination can be extended by the company. | item			12
Subsequent event | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum contribution to company or trust			$ 50,000
Maximum payment per share | $ / shares			$ 0.03
Class A common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value (in dollars per share) | $ / shares																							$ 0.0001		$ 0.0001		$ 0.0001
Common shares, shares issued (in shares) | shares																			8,665,842						4,002,121		0
Common shares, shares outstanding (in shares) | shares																			8,665,842				4,002,121		4,002,121		0
Class A common stock | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares																					23,000,000
Class A common stock | Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrant | $ / shares																					$ 11.50
Class A common stock | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant | $ / shares																							$ 11.50		$ 11.50
Class A Redeemable
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Temporary Equity, Redemption Price Per Share | $ / shares								$ 11.00															11.57		11.05		$ 10.19
Exercised the right for redeem their shares for cash at redemption price per share | $ / shares																							$ 10.31		$ 10.31
Aggregate redemption amount								$ 19,990,000															$ 189,000,000		$ 189,000,000
Number of shares redeemed | shares								1,817,650															18,336,279		18,336,279
Class A Common Stock Not Subject to Redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Temporary Equity, Redemption Price Per Share | $ / shares								$ 11.00
Aggregate redemption amount								$ 19,990,000
Common shares, shares issued (in shares) | shares																							4,002,121		4,002,121
Common shares, shares outstanding (in shares) | shares																							4,002,121		4,002,121
Number of shares redeemed | shares								1,817,650
Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value (in dollars per share) | $ / shares																							$ 0.0001		$ 0.0001		$ 0.0001
Common shares, shares issued (in shares) | shares																			1,747,879				1,747,879		1,747,879		5,750,000
Common shares, shares outstanding (in shares) | shares																			1,747,879				1,747,879		1,747,879		5,750,000
Class B common stock | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Founder shares conversion ratio																			1
Class B to Class A conversion (in shares) | shares																			4,002,121
Extension Promissory Note | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party loans																				$ 1,000,000
Advance from sponsor																				$ 160,000
Amount requested to be drawn down										$ 160,000		$ 160,000							$ 160,000
Cash deposited in trust account										$ 160,000	$ 160,000		$ 160,000		$ 160,000	$ 160,000	$ 160,000	$ 160,000
Additional times of extension | item						18
Written request to draw down amount under the Extension Promissory Note						$ 50,000
Amount deposited by sponsor into trust account						$ 50,000
Extension Promissory Note | Subsequent event | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum payment per share | $ / shares			$ 0.03
Additional times of extension | item						18
Written request to draw down amount under the Extension Promissory Note						$ 50,000
Amount deposited by sponsor into trust account			$ 50,000	$ 50,000	$ 50,000		$ 50,000
Amended and Restated Extension Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash deposited in trust account								$ 50,000
Amended and Restated Extension Promissory Note | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Principal amount of promissory note														$ 2,500,000												$ 4,500,000
Amended and Restated Extension Promissory Note | Sponsor | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unpaid principal balance converted into warrants														$ 1,500,000									$ 1,500,000
Exercise price of warrant | $ / shares														$ 1.00									$ 1.00		$ 1.00
Amended and Restated Extension Promissory Note | Sponsor | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unpaid principal balance converted into warrants																									$ 1,500,000
Amended and Restated Extension Promissory Note | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash deposited in trust account	$ 48,311	$ 48,311
Amended and Restated Extension Promissory Note | Subsequent event | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum contribution to company or trust			$ 50,000
Maximum payment per share | $ / shares			$ 0.03